CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of long-lived assets) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 82,466	$ 84,403
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	63,024	64,018
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	4,502	4,564
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	5,365	5,620
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	9,086	9,117
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 489	$ 1,084